Accounts payable and accrued liabilities (Tables)	12 Months Ended
Mar. 31, 2015
Payables And Accruals [Abstract]
Schedule Of Accounts Payable And Accrued Liabilities [Table Text Block]
Accounts payable and accrued liabilities comprise:

	As of March 31,
	2014	2015
	US$	US$
Accounts payable	1,637,008	2,200,219
Accrued expenses	1,500,002	1,428,089
Taxes payable	369,314	412,667
Employee incentive payable	155,281	117,424
Other employee payables	1,056,857	976,749
Other current liabilities	64,950	65,824
Total	4,783,412	5,200,972